Schedule of Delinquent Participant Contributions (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Name	JOHNS MANVILLE EMPLOYEES 401(k) PLAN
Entity Tax Identification Number	84-0856796
EBP, Plan Number	005
Contributions Not Corrected	$ 0
Contributions Corrected Outside VFCP	0
Contributions Corrected thru VFCP	1,657,130
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0